Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Depreciation charge of right-of-use assets	£ (808)	£ (1,046)	£ (1,248)
Interest expense (included in finance cost)	(300)	(638)	(681)
Expense relating to short-term leases (included in operating expenses)	(185)	(236)	(258)
Property
Leases
Depreciation charge of right-of-use assets	(564)	(776)	(847)
Plant and machinery
Leases
Depreciation charge of right-of-use assets	£ (244)	£ (270)	£ (401)